Cover	Sep. 17, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2021
Entity File Number	001-40677
Entity Registrant Name	ALPHA PARTNERS TECHNOLOGY MERGER CORP.
Entity Central Index Key	0001845550
Entity Tax Identification Number	98-1581691
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Empire State Building
Entity Address, Address Line Two	20 West 34th Street
Entity Address, Address Line Three	Suite 4215
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	906 4480
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	APTM
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	APTMW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	APTMU
Security Exchange Name	NASDAQ